GARTMORE VARIABLE INSURANCE TRUST

     Gartmore GVIT Investor Destinations Aggressive Fund (Classes II and VI) Gartmore GVIT Investor Destinations Moderately Aggressive Fund
                              (Classes II and VI)
      Gartmore GVIT Investor Destinations Moderate Fund (Classes II and VI) Gartmore GVIT Investor Destinations Moderately Conservative Fund
                              (Classes II and VI)
    Gartmore GVIT Investor Destinations Conservative Fund (Classes II and VI)

                   Prospectus Supplement dated August 9, 2005
                         to Prospectus dated May 2, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

     1.       Effective October 1, 2005, the fees and expenses table on page 7 of the Prospectus for the Gartmore GVIT Investor Destinations
              Aggressive Fund is deleted in its entirety and replaced with the following:
         ------------------------------------------------------------------------------ --------------- -------------------------
                                                                                        Class II        Class VI
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Shareholder Fees (paid directly from your                                      N/A             N/A
         investment)(1)
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Short Term Trading Fees                                                        N/A             1.00%
         (as a percentage of amount redeemed)(2)
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Management Fees                                                                0.13%           0.13%
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Distribution and/or Service (12b-1) Fees                                       0.25%           0.25%
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Other Expenses(3)                                                              0.18%           0.18%
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         TOTAL DIRECT ANNUAL FUND OPERATING                                             0.56%           0.56%
         EXPENSES
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         Indirect Annual Fund Expenses(4)                                               0.30%           0.30%
         ------------------------------------------------------------------------------ --------------- -------------------------
         ------------------------------------------------------------------------------ --------------- -------------------------
         TOTAL ANNUAL DIRECT FUND AND INDIRECT                                          0.86%           0.86%
         FUND OPERATING EXPENSES(5)
         ------------------------------------------------------------------------------ --------------- -------------------------

          (1) In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

          (2) A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-term Trading Fees" on page 30.

          (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

          (4) The Indirect Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

          (5) When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for:
              (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and the indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

     2. Effective October 1, 2005, the example table on page 7 of the Prospectus for the Gartmore GVIT Investor Destinations Aggressive Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Aggressive Fund - Class   $88                     $274                   $477                    $1,061
         II Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Aggressive Fund - Class   $88                     $274                   $477                    $1,061
         VI Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------


     3. Effective October 1, 2005, the fees and expenses table on page 11 of the Prospectus for the Gartmore GVIT Investor Destinations Moderately Aggressive Fund is deleted in its entirety and replaced with the following:

         ------------------------------------------------------------------------------------- --------------------- ------------
                                                                                               Class II              Class VI
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Shareholder Fees (paid directly from                                                  N/A                   N/A
         your investment)(1)
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Short Term Trading Fees                                                               N/A                   1.00%
         (as a percentage of amount redeemed)(2)
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Management Fees                                                                       0.13%                 0.13%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Distribution and/or Service (12b-1) Fees                                              0.25%                 0.25%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Other Expenses(3)                                                                     0.18%                 0.18%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         TOTAL DIRECT ANNUAL FUND OPERATING                                                    0.56%                 0.56%
         EXPENSES
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Indirect Annual Fund Expenses(4)                                                      0.30%                 0.30%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         TOTAL ANNUAL DIRECT FUND AND INDIRECT                                                 0.86%                 0.86%
         FUND OPERATING EXPENSES(5)
         ------------------------------------------------------------------------------------- --------------------- ------------

          (1) In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

          (2) A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-term Trading Fees" on page 30.

          (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

          (4) The Indirect Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

          (5) When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and
           (2) the direct expenses of the Fund and the indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

     4. Effective October 1, 2005, the example table on page 11 of the Prospectus for the Gartmore GVIT Investor Destinations Moderately Aggressive Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderately Aggressive     $88                     $274                   $477                    $1,061
         Fund - Class II Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderately Aggressive     $88                     $274                   $477                    $1,061
         Fund - Class VI Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------


     5. Effective October 1, 2005, the fees and expenses table on page 15 of the Prospectus for the Gartmore GVIT Investor Destinations Moderate Fund is deleted in its entirety and replaced with the following:

         --------------------------------------------------------------------------------------------- ------------- ------------
                                                                                                       Class II      Class VI
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Shareholder Fees (paid directly from your                                                     N/A           N/A
         investment)(1)
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Short Term Trading Fees                                                                       N/A           1.00%
         (as a percentage of amount redeemed)(2)
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Annual Fund Operating Expenses
         (deducted from Fund assets)
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Management Fees                                                                               0.13%         0.13%
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Distribution and/or Service (12b-1) Fees                                                      0.25%         0.25%
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Other Expenses(3)                                                                             0.18%         0.18%
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         TOTAL DIRECT ANNUAL FUND OPERATING                                                            0.56%         0.56%
         EXPENSES
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         Indirect Annual Fund Expenses(4)                                                              0.28%         0.28%
         --------------------------------------------------------------------------------------------- ------------- ------------
         --------------------------------------------------------------------------------------------- ------------- ------------
         TOTAL ANNUAL DIRECT FUND AND INDIRECT                                                         0.84%         0.84%
         FUND OPERATING EXPENSES(5)
         --------------------------------------------------------------------------------------------- ------------- ------------

          (1) In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

          (2) A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-term Trading Fees" on page 29.

          (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

          (4) The Indirect Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

          (5) When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and
           (2) the direct expenses of the Fund and the indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

     6. Effective October 1, 2005, the example table on page 15 of the Prospectus for the Gartmore GVIT Investor Destinations Moderate Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderate Fund - Class II  $86                     $268                   $466                    $1,037
         Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderate Fund - Class VI  $86                     $268                   $466                    $1,037
         Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------

     7. Effective October 1, 2005, the fees and expenses table on page 19 of the Prospectus for the Gartmore GVIT Investor Destinations Moderately Conservative Fund is deleted in its entirety and replaced with the following:

         ------------------------------------------------------------------------------------- --------------------- ------------
                                                                                               Class II              Class VI
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Shareholder Fees (paid directly from your investment)(1)                              N/A                   N/A
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Short Term Trading Fees                                                               N/A                   1.00%
         (as a percentage of amount redeemed)(2)
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Management Fees                                                                       0.13%                 0.13%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Distribution and/or Service (12b-1) Fees                                              0.25%                 0.25%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Other Expenses(3)                                                                     0.18%                 0.18%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                           0.56%                 0.56%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         Indirect Annual Fund Expenses(4)                                                      0.28%                 0.28%
         ------------------------------------------------------------------------------------- --------------------- ------------
         ------------------------------------------------------------------------------------- --------------------- ------------
         TOTAL ANNUAL DIRECT FUND AND INDIRECT                                                 0.84%                 0.84%
         FUND OPERATING EXPENSES(5)
         ------------------------------------------------------------------------------------- --------------------- ------------

          (1) In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

          (2) A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-term Trading Fees" on page 30.

          (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

          (4) The Indirect Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

          (5) When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and
           (2) the direct expenses of the Fund and the indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

8. Effective October 1, 2005, the example table on page 19 of the Prospectus for the Gartmore GVIT Investor Destinations Moderately Conservative Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderately Conservative   $86                     $268                   $466                    $1,037
         Fund - Class II Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Moderately Conservative   $86                     $268                   $466                    $1,037
         Fund - Class VI Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------

e

9. Effective October 1, 2005, the fees and expenses table on page 23 of the Prospectus for the Gartmore GVIT Investor Destinations Conservative Fund is deleted in its entirety and replaced with the following:

     ------------------------------------------------------------------------------------------ ----------------- ----------
                                                                                                Class II          Class VI
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Shareholder Fees (paid directly                                                            N/A               N/A
     from your investment)(1)
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Short Term Trading Fees                                                                    N/A               1.00%
     (as a percentage of amount redeemed)(2)
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Annual Fund Operating Expenses
     (deducted from Fund assets)
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Management Fees                                                                            0.13%             0.13%
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Distribution and/or Service (12b-1) Fees                                                   0.25%             0.25%
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Other Expenses(3)                                                                          0.18%             0.18%
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                                0.56%             0.56%
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     Indirect Annual Fund Expenses(4)                                                           0.28%             0.28%
     ------------------------------------------------------------------------------------------ ----------------- ----------
     ------------------------------------------------------------------------------------------ ----------------- ----------
     TOTAL ANNUAL DIRECT FUND AND INDIRECT                                                      0.84%             0.84%
     FUND OPERATING EXPENSES(5)
     ------------------------------------------------------------------------------------------ ----------------- ----------

     (1) In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

     2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-term Trading Fees" on page 30.

     (3) "Other Expenses" include administrative service fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

     (4) The Indirect Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

     (5) When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and the indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

10. Effective October 1, 2005, the example table on page 23 of the Prospectus for the Gartmore GVIT Investor Destinations Conservative Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Conservative Fund - Class $86                     $268                   $466                    $1,037
         II Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Conservative Fund - Class $86                     $268                   $466                    $1,037
         VI Shares
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------




                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                        GARTMORE VARIABLE INSURANCE TRUST

                          Gartmore GVIT Nationwide Fund
                            Gartmore GVIT Growth Fund
                        Gartmore GVIT Mid Cap Growth Fund

                   Prospectus Supplement dated August 9, 2005
                         to Prospectus dated May 2, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective October 1, 2005, the fees and expenses table on page 9 of the Prospectus for the Gartmore GVIT Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
                                                                   CLASS I      CLASS II    CLASS III    CLASS IV
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Shareholder Fees (paid directly from                          N/A          N/A         N/A          N/A
     your investment)(1)
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Short-Term Trading Fee (as a percentage of                    N/A          N/A         1.00%        N/A
     amount redeemed or exchanged)(2)
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Annual Fund Operating Expenses
     (deducted from Fund assets)
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Management Fees                                               0.75%        0.75%       0.75%        0.75%
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Distribution and/or Service                                   None         0.25%       None         None
     (12b-1) Fees
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Other Expenses(3)                                             0.23%        0.23%       0.23%        0.23%
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     TOTAL ANNUAL FUND OPERATING                                   0.98%        1.23%       0.98%        0.98%
     EXPENSES (BEFORE FEE WAIVERS/
     EXPENSE REIMBURSEMENTS)
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     Amount of Fee Waiver /Expense                                 N/A          N/A         N/A          0.03%
     Reimbursements
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------
     TOTAL ANNUAL FUND                                             0.98%        1.23%       0.98%        0.95%(4)
     OPERATING EXPENSES (AFTER
     FEE WAIVERS/ EXPENSE
     REIMBURSEMENTS)
     ------------------------------------------------------------- ------------ ----------- ------------ -------------------

     (1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

     (2) A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" beginning on page 14.

     (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.20% for Class IV shares and 0.25% for Classes I, II and III shares. At this time, "Other Expenses" do not include the full 0.20% - 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

     (4) Gartmore Mutual Fund Capital Trust, the Fund's investment adviser ("GMF") and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.95% for the Fund's Class IV shares through at least May 1, 2006. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation noted in the agreement. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

     2. Effective October 1, 2005, the example table on page 9 of the Prospectus for the Gartmore GVIT Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

         ------------------------- ------------------- ----------------- ---------------- -------------------
                                   1 YR                3 YRS             5YRS             10YRS
         ------------------------- ------------------- ----------------- ---------------- -------------------
         ------------------------- ------------------- ----------------- ---------------- -------------------
         Class I                   $100                $312              $542             $1,201
         ------------------------- ------------------- ----------------- ---------------- -------------------
         ------------------------- ------------------- ----------------- ---------------- -------------------
         Class II                  $125                $390              $676             $1,489
         ------------------------- ------------------- ----------------- ---------------- -------------------
         ------------------------- ------------------- ----------------- ---------------- -------------------
         Class III                 $100                $312              $542             $1,201
         ------------------------- ------------------- ----------------- ---------------- -------------------
         ------------------------- ------------------- ----------------- ---------------- -------------------
         Class IV                  $97                 $309              $539             $1,199
         ------------------------- ------------------- ----------------- ---------------- -------------------






                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                        GARTMORE VARIABLE INSURANCE TRUST

                  Gartmore GVIT Global Financial Services Fund
                    Gartmore GVIT Global Health Sciences Fund
             Gartmore GVIT Global Technology and Communications Fund
                       Gartmore GVIT Global Utilities Fund

                   Prospectus Supplement dated August 9, 2005
                         to Prospectus dated May 2, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.


     1. Effective October 1, 2005, the fees and expenses table on page 8 of the Prospectus for the Gartmore GVIT Global Health Sciences Fund is deleted in its entirety and replaced with the following:

         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
                                                                CLASS I           CLASS II         CLASS III      CLASS VI
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Shareholder Fees (paid directly                        N/A               N/A              N/A            N/A
         from your investment)(1)
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Short-Term Trading Fee                                 N/A               N/A              1.00%          1.00%
         (as a percentage of amount
         redeemed)(2)
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Annual Fund Operating Expenses
         (deducted from Fund assets)
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Management Fees                                        1.00%             1.00%            1.00%          1.00%
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Distribution and/or Service                            None              0.25%            None           0.25%
         (12b-1) Fees
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         Other Expenses(3)                                      0.25%             0.25%            0.25%          0.25%
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------
         TOTAL ANNUAL FUND OPERATING EXPENSES                   1.25%             1.50%            1.25%          1.50%
         ------------------------------------------------------ ----------------- ---------------- -------------- ---------------

        (1)Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

        (2)A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 21.

        (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.25%. At this time, "Other Expenses" do not include the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

     2. Effective October 1, 2005, the example table on page 8 of the Prospectus for the Gartmore GVIT Global Health Sciences Fund is deleted in its entirety and replaced with the following:

         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
                                   1 YR                    3 YRS                  5 YRS                   10 YRS
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Class I                   $127                    $397                   $686                    $1,511
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Class II                  $153                    $474                   $818                    $1,791
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Class III                 $127                    $397                   $686                    $1,511
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------
         Class VI                  $153                    $474                   $818                    $1,791
         ------------------------- ----------------------- ---------------------- ----------------------- -----------------------





                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                        GARTMORE VARIABLE INSURANCE TRUST

                 Van Kampen GVIT Comstock Value Fund (Classes I,
                II and IV) Dreyfus GVIT International Value Fund
                         (Classes I, II, III, IV and VI)
            Dreyfus GVIT Mid Cap Index Fund (Classes I, II, and III)
            Federated GVIT High Income Bond Fund (Classes I and III)
                    GVIT Equity 500 Index Fund (Classes I, II
                     and IV) J.P. Morgan GVIT Balanced Fund
                               (Classes I and IV)
           Van Kampen GVIT Multi Sector Bond Fund (Classes I and III)


                   Prospectus Supplement dated August 9, 2005
                         to Prospectus dated May 2, 2005

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1. Effective October 1, 2005, the fees and expenses table on page 8 of the Prospectus for the Dreyfus GVIT International Value Fund is deleted in its entirety and replaced with the following:

     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
                                                 CLASS I     CLASS II     CLASS III    CLASS IV     CLASS VI
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Shareholder Fees (paid directly from your   N/A         N/A          N/A          N/A          N/A
     investment)(1)
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Short-Term Trading Fee (as a percentage     N/A         N/A          1.00%        N/A          1.00%
     of amount
     redeemed or exchanged)(2)
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Annual Fund Operating Expenses (deducted
     from
     Fund assets)
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Management Fees                             0.75%       0.75%        0.75%        0.75%        0.75%
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Distribution and/or Service (12b1) Fees     None        0.25%        None         None         0.25%
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     Other Expenses(3)                           0.25%       0.25%        0.25%        0.25%        0.25%
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES        1.00%       1.25%        1.00%        1.00%        1.25%
     ------------------------------------------- ----------- ------------ ------------ ------------ ------------------------

     (1) Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

     (2) A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 35.

     (3) "Other Expenses" include administrative services fees, which currently are 0.15% but which may be as high as 0.20% for Class IV shares and 0.25% for Classes I, II, III and VI shares. At this time, "Other Expenses" do not include the full 0.20% - 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund.

2. Effective October 1, 2005, the example table on page 8 of the Prospectus for the Dreyfus GVIT International Value Fund is deleted in its entirety and replaced with the following:

     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
                               1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     Class I                   $102                   $318                    $552                    $1,225
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     Class II                  $127                   $397                    $686                    $1,511
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     Class III                 $102                   $318                    $552                    $1,225
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     Class IV                  $102                   $318                    $552                    $1,225
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------
     Class VI                  $127                   $397                    $686                    $1,511
     ------------------------- ---------------------- ----------------------- ----------------------- ----------------------







                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE